Provisions	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Provisions
22.
Provisions

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Non-current
Provision for decommissioning costs	16,859	10,508	126
Total	16,859	10,508	126

Provision for decommissioning costs
As at April 1, 2021	13,686
Arised during the year	1,206
Unwinding of discount on provisions	778
Acquisition of subsidiaries	78
Adjustment during the year*	(2,364)
As at March 31, 2022	13,384
Arised during the year	586
Unwinding of discount on provisions	953
Adjustment during the year*	1,936
As at March 31, 2023	16,859
Arised during the year	2,429
Disposal of subsidiaries	(149)
Unwinding of discount on provisions	977
Adjustment during the year*	(9,608)
As at March 31, 2024 (INR)	10,508
As at March 31, 2024 (USD)	126

* Adjustment during the year relates to revision in the provision for decommissioning costs on account of changes in the estimated future costs, or in the discount rate applied as at the end of reporting period.

Provision has been recognised for decommissioning costs associated with land taken on leases wherein the Group is committed to decommission the site as a result of construction of wind and solar power projects.